INCOME TAXES - Preferential tax rates (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Tax saving amount due to preferential tax rates	¥ 679,618	¥ 744,996	¥ 488,462
Income per share effect-basic	¥ 2.55	¥ 2.5	¥ 1.52
Income per share effect-diluted	¥ 2.5	¥ 2.46	¥ 1.49